10% Series B Redeemable Preferred Stock - Narrative (Details) - Series B Preferred Stock - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended	12 Months Ended
	Dec. 09, 2019	Mar. 29, 2018	Dec. 29, 2017	Dec. 08, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 08, 2019	Dec. 08, 2018
Class of Stock [Line Items]
Temporary equity, stock issued (shares)				150,000		150,000
Temporary equity, dividend rate (as a percent)				10.00%	10.00%	10.00%	10.00%
Temporary equity, par value (USD per share)					$ 0.0001	$ 0.0001	$ 0.0001
Principal amount of temporary equity				$ 150,000		$ 150,000
Transactions costs and up-front fees				$ 10,000
Temporary equity, additional stock authorized (shares)				50,000
Temporary equity, liquidation preference (USD per share)					$ 1,000	$ 1,000	$ 0
Discount on derivative liability						$ 600
Dividend paid out in stock (as a percent)			40.00%
Dividend paid out in cash (as a percent)			60.00%
Dividends declared and payable in cash						937
Dividends declared and paid-in-kind						$ 626
Dividends declared and paid-in-kind (shares)						626
Maximum
Class of Stock [Line Items]
Dividend paid out in stock (as a percent)			40.00%
Forecast
Class of Stock [Line Items]
Temporary equity, liquidation preference (USD per share)	$ 1,500							$ 1,350	$ 1,250
Required internal rate of return (as a percent)	16.00%
Subsequent Event
Class of Stock [Line Items]
Dividends declared on preferred stock (USD per share)		$ 24.66
Dividend paid out in stock (as a percent)		40.00%
Dividend paid out in cash (as a percent)		60.00%
Dividends declared and payable in cash		$ 2,200
Dividends declared and paid-in-kind		$ 1,500
Dividends declared and paid-in-kind (shares)		1,486